MORTGAGE LOANS ON REAL ESTATE - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ (30)
Ending balance	$ (56)
Real Estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		(60)
Ending balance	(66)
Real Estate | Commercial mortgage loans:
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(61)	(60)	$ (52)	$ (41)
Recovery (provision)	(5)	(1)	5	(11)
Ending balance	(66)	(61)	(47)	(52)
Real Estate | Residential mortgage loans:
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	0	0
Recovery (provision)	0	0	0	0
Ending balance	$ 0	$ 0	$ 0	$ 0